CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 27, 2021	Dec. 31, 2020	Dec. 26, 2020	Sep. 26, 2020	Aug. 24, 2020	Dec. 28, 2019
Preferred stock par value (in dollars per share)	$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock authorized	1,000,000		1,000,000			1,000,000
Preferred stock issued	0		0
Preferred stock outstanding	0		0
Common stock authorized						401,000,000
Hman Group holdings Inc and subsidiaries
Allowance for accounts receivable		$ 2,271		$ 2,395			$ 1,891
Accumulated depreciation		251,082		236,031			179,791
Accumulated amortization		$ 306,509		$ 291,434			$ 232,060
Preferred stock par value (in dollars per share)				$ 0.01	$ 0.01		$ 0.01
Preferred stock authorized				200,000	200,000		200,000
Preferred stock issued				0			0
Preferred stock outstanding				0	0		0
Common stock par value (in dollars per share)				$ 0.01	$ 0.01		$ 0.01
Common stock authorized				1,800,000	1,800,000		1,800,000
Common stock issued		548,592		556,444			548,040
Common stock outstanding		548,592		556,444			548,040
Treasury stock ( in shares)				4,740	4,740		4,740